Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2014 BusinessDivision portfolio	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Loans
Number of portfolio segments	2
Number of Business Divisions	2
Gross loans	255,472	251,629	248,014	247,176
of which held at amortized cost	235,575	231,649	228,557	227,606
of which held at fair value	19,897	19,980	19,457	19,570
Net (unearned income)/deferred expenses	(119)	(104)	(91)	(90)
allowance for loan losses	(821)	(866)	(869)	(900)	(916)	(922)
Net loans	254,532	250,659	247,054	246,186
Impaired loan portfolio
Non-performing loans	851	845	862	904
Non-interest-earning loans	286	283	281	305
Total non-performing and non-interest-earning loans	1,137	1,128	1,143	1,209
Restructured loans	83	29	6	20
Potential problem loans	252	342	340	444
Total other impaired loans	335	371	346	464
Gross impaired loans	1,472	1,499	1,489	1,673
Foreign
Loans
Gross loans	99,095	97,863	96,022	96,366
Switzerland
Loans
Gross loans	156,377	153,766	151,992	150,810
Corporate and institutional
Loans
Gross loans	117,237	115,893	115,533	115,890
of which held at amortized cost	97,352	95,924	96,087	96,330
allowance for loan losses	(561)	(603)	(602)	(618)	(631)	(634)
Impaired loan portfolio
Non-performing loans	388		431
Non-interest-earning loans	194		192
Total non-performing and non-interest-earning loans	582		623
Restructured loans	83		6
Potential problem loans	194		291
Total other impaired loans	277		297
Gross impaired loans	859		920
Real estate.
Loans
Gross loans	27,268	27,320	27,312	26,244
of which held at amortized cost	26,801		26,866
Impaired loan portfolio
Non-performing loans	78		53
Non-interest-earning loans	15		15
Total non-performing and non-interest-earning loans	93		68
Restructured loans	0		0
Potential problem loans	3		5
Total other impaired loans	3		5
Gross impaired loans	96		73
Commercial and industrial loans
Loans
Gross loans	65,734	65,760	63,334	63,718
of which held at amortized cost	54,516		51,723
Impaired loan portfolio
Non-performing loans	226		307
Non-interest-earning loans	147		144
Total non-performing and non-interest-earning loans	373		451
Restructured loans	83		6
Potential problem loans	188		258
Total other impaired loans	271		264
Gross impaired loans	644		715
Financial institutions
Loans
Gross loans	21,058	19,472	21,840	23,113
of which held at amortized cost	14,645		16,034
Impaired loan portfolio
Non-performing loans	84		71
Non-interest-earning loans	32		33
Total non-performing and non-interest-earning loans	116		104
Restructured loans	0		0
Potential problem loans	3		28
Total other impaired loans	3		28
Gross impaired loans	119		132
Governments and public institutions
Loans
Gross loans	3,177	3,341	3,047	2,815
of which held at amortized cost	1,390		1,464
Consumer
Loans
Gross loans	138,235	135,736	132,481	131,286
of which held at amortized cost	138,223	135,725	132,470	131,276
allowance for loan losses	(260)	(263)	(267)	(282)	(285)	(288)
Impaired loan portfolio
Non-performing loans	463		431
Non-interest-earning loans	92		89
Total non-performing and non-interest-earning loans	555		520
Restructured loans	0		0
Potential problem loans	58		49
Total other impaired loans	58		49
Gross impaired loans	613		569
Mortgages
Loans
Gross loans	96,915	95,700	94,978	93,602
of which held at amortized cost	96,915		94,978
Impaired loan portfolio
Non-performing loans	192		167
Non-interest-earning loans	19		13
Total non-performing and non-interest-earning loans	211		180
Restructured loans	0		0
Potential problem loans	45		45
Total other impaired loans	45		45
Gross impaired loans	256		225
Loans collateralized by securities
Loans
Gross loans	35,882	34,253	31,565	30,316
of which held at amortized cost	35,882		31,565
Impaired loan portfolio
Non-performing loans	22		20
Non-interest-earning loans	68		71
Total non-performing and non-interest-earning loans	90		91
Restructured loans	0		0
Potential problem loans	3		4
Total other impaired loans	3		4
Gross impaired loans	93		95
Consumer finance
Loans
Gross loans	5,438	5,783	5,938	7,368
of which held at amortized cost	5,426		5,927
Impaired loan portfolio
Non-performing loans	249		244
Non-interest-earning loans	5		5
Total non-performing and non-interest-earning loans	254		249
Restructured loans	0		0
Potential problem loans	10		0
Total other impaired loans	10		0
Gross impaired loans	264		249